Accumulated Other Comprehensive Income (Loss) (Reclassification Of Significant Items Out Of Accumulated OCI) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	¥ (63,232)	[1]	¥ (129,961)	[1]
Interest income on Loans, including fees	(973,824)		(817,510)
Other non-interest expenses	177,278		138,877
Income before income tax expense	(1,273,959)		(530,411)
Income tax expense	409,999		99,411
Net of tax	(863,960)		(431,000)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income tax expense	(58,980)		(120,648)
Income tax expense	21,156		44,930
Net of tax	(37,824)		(75,718)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other	1,190		(1,196)
Income before income tax expense	(59,713)		(131,056)
Income tax expense	21,184		49,545
Net of tax	(38,529)		(81,511)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Investment Securities [Member] | Net Gains On Sales And Redemptions Of Available-For-Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	(60,903)		(129,860)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Derivatives Qualifying For Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other	(221)		63
Income before income tax expense	(5,290)		(1,324)
Income tax expense	2,079		520
Net of tax	(3,211)		(804)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) On Derivatives Qualifying For Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees	(5,069)		(1,387)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial loss	11,334	[2]	17,667	[2]
Prior service cost	(5,108)	[2]	(6,092)	[2]
Loss (gain) on settlements and curtailment, and other	(715)	[2]	(811)	[2]
Income before income tax expense	5,511		10,764
Income tax expense	(1,908)		(4,213)
Net of tax	3,603		6,551
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	512		968
Income before income tax expense	512		968
Income tax expense	(199)		(922)
Net of tax	¥ 313		¥ 46

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value of ¥ 1,102 million and ¥ 956 million; Other comprehensive income-net of ¥ 202 million and ¥ 67 million; Total credit losses of ¥ 1,304 million and ¥ 1,023 million for the six months ended September 30, 2013 and 2014, respectively.
[2]	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 7 for more information.